Property and Equipment	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

(3)          Property and Equipment

Property and equipment consisted of the following:

	Useful life			As of June 30,	As of December 31,
(in thousands)	(years)			2018	2017	2016
				(Unaudited)
Computer hardware and software	3	‐	5	$3,866	$3,732	$3,344
Manufacturing and lab equipment	2	‐	7	47,048	43,432	37,805
Office equipment and furniture	5	‐	7	1,122	1,053	942
Leasehold improvements	2	‐	12	18,987	18,580	18,299
				71,023	66,797	60
Accumulated depreciation				(51,495)	(48,829)	(43,067)
				$19,528	$17,968	$17,323

Total depreciation expense for the years ended December 31, 2017 and 2016 was $5.3 million and $5.4 million, respectively. Depreciation expense for the six months ended June 30, 2018 and 2017 was $2.9 million (unaudited) and $2.5 million (unaudited), respectively.